Summary of Significant Accounting Policies (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share
	For the Three Months Ended June 30, 2022		For the Six Months Ended June 30, 2022
	Common stock subject to possible redemption	Common stock not subject to possible redemption	Common stock subject to possible redemption	Common stock not subject to possible redemption
Basic and diluted net income per share
Numerator:	315,258	83,970	2,452,708	653,292
Allocation of net income
Denominator:
Basic and diluted weighted average shares outstanding	10,700,000	2,850,000	10,700,000	2,850,000
Basic and diluted net income per share	$0.03	$0.03	$0.23	$0.23

	For the Period from February 8, 2021 (inception) through December 31, 2021
	Common Stock subject to possible redemption	Common Stock not subject to possible redemption
Basic and diluted net income per common share
Numerator:
Allocation of net income	$3,685,352	$2,402,009
Denominator:
Basic and diluted weighted average shares outstanding	4,209,836	2,743,852

Basic and diluted net income per common share	$0.88	$0.88